Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - SUBSEQUENT EVENTS

Shares issued to satisfy liability

On August 7, 2018 the Company issued 2,600,000 shares of common stock per terms of a Settlement and Release Agreement with AGH WA, LLC entered into on May 3, 2018.

Cannabis Leaf Inc merger with Apotheca Biosciences

On March 6, 2018 an Agreement and Plan of Merger was made and entered into as of March 6, 2018 by and among Cannabis Leaf (CLI) and Apotheca. The respective Boards of Directors of CLI and Apotheca have determined that it is in the best interest of each company and its respective stockholders to consummate the business combination transaction provided for in the agreement in which Apotheca would merge with and into CLI , with Apotheca (post name change from cannabis Leaf) as the surviving entity post-Merger, upon the terms and subject to the conditions set forth herein; the respective Boards of Directors of CLI and the Apotheca have approved the Agreement, the Merger, and the other transactions contemplated by the Agreement, upon the terms and subject to the conditions set forth in the Agreement in accordance with the Nevada Revised Statutes regarding business combinations or merger  ("NRS"), and their respective corporate documents.

At the Effective Time, by virtue of the Merger and without any action on the part of CLI or Apotheca or any holder of capital stock of CLI or Apotheca:

(a) Capital Stock of CLI.  Each issued and outstanding share of capital stock of shall by virtue of the Merger and without any action on the part of any holder thereof, be converted into and shall be existing as one share of CLI's common stock without need of re-issuance.  Such shares shall thereafter constitute all of the issued and outstanding capital stock of the Surviving Corporation being Apotheca.

(b) Conversion of CLI Stock:(i) Each share of CLI Common Stock issued and outstanding immediately prior to the Effective Time (individually a "Share" and collectively the "Shares"), shall be considered shares of Apotheca as the surviving entity as set forth below (the "Merger Consideration").

(ii) At the Effective Time, each Share held by CLI as treasury stock or held by CLI, or any Subsidiary of CLI, immediately prior to the Effective Time shall, by virtue of the Merger and without any action on the part of CLI continue to exist as shares of Apotheca as the surviving entity without further consideration with respect thereto.

(iii) At the Effective Time, each Share of the Treasury Stock as Authorized Shares but unissued Shares of CLI shall become Treasury Shares but unissued Shares of Apotheca, with no change the authorized shares which were in effect immediately prior to the Effective Time.

(iv) At the Effective Time, Apotheca as the surviving entity and in exchange for the acquisition of Apotheca shall be issued as such exchange for control and merger the amount of sixty million (60,000,000) shares of Apotheca as the surviving Company in the form of common shares to be distributed as set forth by Apotheca at its direction on a schedule set forth for issuance. Such shares shall be considered the Merger Control Shares and shall represent approximately sixty percent of the then post-issuance control of CLI post-merger.

(v) At the time of exchange in such transaction, there is as certified by CLI, its board of directors and management, exist no convertible or other debt with claims or rights superior for the issuance of any shares of common stock in CLI, and no such claims need be recognized by Apotheca as debt of the surviving entity. Any such debt must have been and was not disclosed to Apotheca before this transaction, and the existing of such debt or claims is a liability of the prior management of CLI and not of Apotheca as the surviving entity.

Closing. Upon the terms and subject to the conditions set forth herein and unless this Agreement has been terminated pursuant to its terms, the closing of the Merger on May 15, 2018 at which time the conditions to Closing set forth in this Agreement shall have been satisfied or, to the extent permitted hereunder, waived by the appropriate party (other than those conditions that by their nature are to be satisfied at the Closing, but subject to the satisfaction or, to the extent permitted hereunder, waiver of all such conditions) or at such other time, date or location as the parties hereto agree. The date on which the Closing actually occurs, and the transactions contemplated hereby become effective is hereinafter referred to as the Closing Date CLI and Apotheca shall deliver the certificates and other documents and instruments required to be delivered hereunder.

Effective Time of the Merger. Subject to the provisions of this Agreement, at the Closing, the parties hereto shall (a) cause a certificate of merger in substantially the form required by the Secretary of State of Nevada to be executed and filed with the Secretary of State of the State of Nevada, and (b) take all such other and further actions as may be required by the NRS or other applicable Law to make the Merger effective. The Merger shall become effective as of the date and time of the filing of the Nevada Certificate of Merger or at such later date or time as may be agreed by CLI and CLI in writing and specified in the Nevada Certificate of Merger in accordance with relevant provisions of the NRS. The date and time of such effectiveness are referred to herein as the Effective Time. On August 2, 2018, Articles of Merger and the Merger Agreement were filed with the Nevada Secretary of State, giving Effect to the Merger and the change of name of our company to Apotheca Biosciences Incorporated.

NOTE 10 - SUBSEQUENT EVENTS

On May 3, 2018 Cannabis Leaf, Inc. (the Registrant) entered into a Settlement and Release Agreement with AGH WA, LLC in order to terminate the License Agreement and cease the business relationship between the Parties, and remedy any defaults of the terms and conditions of the License Agreement. The Compensation and Settlement pertaining to entering into the Settlement and Release Agreement is an aggregate total of 2,600,000 Restricted Common Shares.

On April 26, 2018 Cannabis Leaf, Inc. (the Registrant) provided a Notice of Termination to Green Venture Capital Inc., Pursuant to the Letter of Intent entered into by Cannabis Leaf, Inc. and Green Venture Capital, Inc. on October 24, 2017 and pursuant to Section L. of the Letter of Intent, No Consideration has been paid to date.

On March 6, 2018, An Agreement for Plan of Merger (the "Agreement") was entered into by Cannabis Leaf Incorporated. ("Cannabis Leaf"), a Nevada Corporation, and Apotheca Biosciences, Inc. ("Apotheca Biosciences"), a Nevada Corporation. Such Agreement will result in the merger of Apotheca Biosciences into Cannabis Leaf with the Corporation to survive as Apotheca Biosciences.

Apotheca Biosciences and Cannabis Leaf entered into the Merger Agreement where Cannabis Leaf agreed to issue Apotheca Biosciences sixty million (60,000,000) common shares of Cannabis Leaf in exchange for all of the shares of Apotheca Biosciences. This issuance will result in a change in control of Cannabis Leaf. Under the Agreement, upon closing, Apotheca Biosciences will receive the immediate right to the appointment of the directors and officers of the surviving corporation by the resignation of the existing officer of Cannabis Leaf and the simultaneous appointment of the officers and two additional directors. On March 20, 2018 the Company issued 831,330 and 142,670 restricted common shares in settlement of debt in the amounts of $166, 266 and $28,534 respectively.

On April 24, 2018 the Company Issued a 60,000,000 restricted common shares as the consideration, as part of the terms and conditions of the Merger Agreement between Cannabis Leaf and Apotheca Biosciences.